Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Intangible Assets
Schedule of other intangible assets

	Technology	Software	Others	Total

	(in thousands)
Cost
Balance at January 1, 2024	$6,889	6,082	1,172	14,143
Additions	—	153	—	153
Disposals	—	(190)	—	(190)
Effect of exchange rate changes	—	(3)	—	(3)
Balance at December 31, 2024	6,889	6,042	1,172	14,103
Acquisitions through business combinations	799	89	—	888
Reclassified from other current assets	—	2,191	—	2,191
Additions	—	397	—	397
Disposals	—	(8)	—	(8)
Effect of exchange rate changes	—	1	—	1
Balance at December 31, 2025	$7,688	8,712	1,172	17,572

Accumulated Amortization
Balance at January 1, 2024	$6,889	5,801	637	13,327
Amortization for the year	—	214	119	333
Disposals	—	(190)	—	(190)
Effect of exchange rate changes	—	(3)	—	(3)
Balance at December 31, 2024	6,889	5,822	756	13,467
Amortization for the year	44	1,433	68	1,545
Disposals	—	(8)	—	(8)
Effect of exchange rate changes	—	3	—	3
Balance at December 31, 2025	$6,933	7,250	824	15,007

Carrying amounts
At December 31, 2024	$—	220	416	636
At December 31, 2025	$755	1,462	348	2,565

Schedule of estimated useful lives of other intangible assets	Other intangible assets were amortized on a straight-line basis over their estimated useful lives as follows:

Technology	3-7	years
Software	2-10	years
Others	7-15	years